Parent Only Financial Statements - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (14,216)	$ (29,188)	$ (152,641)	$ (194,192)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liabilities	724	(57)	(2,679)	(8,322)
Changes in operating assets and liabilities:
Prepaid expenses	707	1,652	2,340	2,806
Accrued expenses	(1,362)	(8,768)	(20,293)	(8,673)
Net cash provided by (used in) operating activities	9,134	(7,869)	(22,537)	(47,173)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	3,901	(3,417)	(10,826)	(26,493)
Cash flows from financing activities:
Proceeds from issuance of common shares in the Employee Stock Purchase Plan			4,908	0
Net cash used in financing activities	(7,219)	(2,441)	(13,717)	47,561
Net increase (decrease) in cash and cash equivalents	5,520	(13,698)	(46,682)	(26,963)
Cash, cash equivalents and restricted cash, beginning of period	33,409	80,091	80,091	107,054
Cash and cash equivalents, end of period	38,929	66,393	33,409	80,091
The Beachbody Company, Inc. [Member]
Cash flows from operating activities:
Net loss			(152,701)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liabilities			(2,679)
Equity in net loss of subsidiaries			155,507
Changes in operating assets and liabilities:
Prepaid expenses			8
Accrued expenses			9
Net cash provided by (used in) operating activities			144
Cash flows from investing activities:
Net cash provided by (used in) investing activities			0
Cash flows from financing activities:
Decrease in due to subsidiaries			(8,299)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan			553
Tax withholdings payments for vesting of restricted stock			(2,178)
Proceeds from issuance of Equity Offering, net of issuance costs			4,908
Net cash used in financing activities			(5,016)
Net increase (decrease) in cash and cash equivalents			(4,872)
Cash, cash equivalents and restricted cash, beginning of period	$ 25	$ 4,897	4,897
Cash and cash equivalents, end of period			$ 25	$ 4,897